Unaudited Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Revenue	$ 58,585	$ 41,479	$ 135,704	$ 87,629
Time charter and voyage expenses	(4,196)	(6,363)	(8,963)	(12,189)
Direct vessel expenses	(2,323)	(1,692)	(4,678)	(3,240)
Management fees (entirely through related party transactions)	(26,481)	(22,913)	(54,387)	(46,312)
General and administrative expenses	(6,808)	(4,892)	(11,945)	(8,055)
Depreciation and amortization	(17,320)	(13,776)	(35,041)	(27,986)
Gain on sale of vessels	2,594	0	3,245	25
Interest income	2,296	1,978	4,456	3,814
Interest expense and finance cost	(23,696)	(19,305)	(46,625)	(38,609)
Equity/ (loss) in net earnings of affiliated companies	889	4,229	1,734	(59)
Other income	0	11	1,333	11
Other expense	(90)	(824)	(522)	(1,563)
Net loss	(16,550)	(22,068)	(15,689)	(46,534)
Dividend declared on restricted shares	(65)	(35)	(131)	(71)
Undistributed loss attributable to Series C participating preferred shares	0	1,117	(13)	2,321
Net loss attributable to common shareholders, basic	(16,615)	(20,986)	(15,833)	(44,284)
Net loss attributable to common shareholders, diluted	$ (16,615)	$ (20,986)	$ (15,833)	$ (44,284)
Net loss per share, basic and diluted	$ (1.23)	$ (2.18)	$ (1.18)	$ (4.54)
Weighted average number of shares, basic	13,510,361	9,615,261	13,414,547	9,758,558
Weighted average number of shares, diluted	13,510,361	9,615,261	13,414,547	9,758,558